                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08265

                        Morgan Stanley S&P 500 Index Fund
                (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices)    (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2005

Date of reporting period: February 28, 2005


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY S&P 500 INDEX FUND PERFORMED DURING THE SEMIANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT
For the six months ended February 28, 2005

TOTAL RETURN FOR THE 6 MONTHS ENDED FEBRUARY 28, 2005

                                                              LIPPER
                                            S&P 500          S&P 500
CLASS A     CLASS B    CLASS C    CLASS D  INDEX(1)   FUNDS INDEX(2)
  9.62%       9.23%      9.27%      9.76%     9.99%            9.87%

PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com, OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

The U.S. equity market was generally strong over the six months ended February 28, 2005. The Federal Open Market Committee raised the federal funds target rate a number of times during that period, but the increases apparently did not take many investors by surprise, and the stock market was largely unaffected. The U.S. economy continued to grow steadily and the labor market improved, though fewer jobs were created than some economists and investors had expected. Investor confidence was shaken over the summer by fears of growing terrorism and concern over the possibility of a disputed U.S. presidential election, which hampered the market's gains. The market went on to rally later in the year when the price of crude oil fell from its high and the election ended without incident. A pick-up in consumer spending further helped to lift stocks as 2004 drew to a close, although weaker-than-expected economic numbers contributed in part to the slowing performance of equities as 2005 began. The period ended on a slightly more positive note as a number of encouraging economic indicators supported market gains in February, despite some concerns over inflation.

PERFORMANCE ANALYSIS

Morgan Stanley S&P 500 Index Fund underperformed the S&P 500 Index and the Lipper S&P 500 Funds Index for the six months ended February 28, 2005, assuming no deduction of applicable sales charges. During this period stock performance varied across sectors, and a number of sectors contributed more positively to the Fund's performance than others due to relative size. Due in part to their large size, the technology and consumer discretionary sectors were significant contributors to the Fund's positive performance, although the energy sector was the top-performing for the period due largely to the rising price of oil. In spite of their smaller weighting in the portfolio, utilities stocks were among the best performers due in part to the rising interest rate environment. In addition, many utilities companies benefited from improved balance sheets that had strengthened when interest rates were low, and some were further helped by consolidation within the industry. Materials stocks also performed well for the period as a result of economic expansion and rising commodity prices, which helped steel, copper and chemical companies in particular.

Some sectors underperformed others during the six months and contributed much less to positive performance. Telecommunications stocks were among the worst-performing over the six months, and the sector made the smallest contribution to the Fund's performance. Although some companies within the sector were helped by merger activity during the period, a number of the larger companies that sought to acquire others were significantly hurt. Health care stocks also significantly underperformed for the period, as large pharmaceutical companies suffered from the voluntary recall of drugs from the market by a number of companies.

THE INVESTMENT PERFORMANCE OF THE S&P 500 INDEX DOES NOT INCLUDE THE IMPACT OF ANY EXPENSES, SALES CHARGES OR FEES. INDEXES ARE UNMANAGED AND SUCH COSTS WOULD LOWER PERFORMANCE. AS A RESULT, THE PORTFOLIO'S PERFORMANCE WILL NOT EXACTLY TRACK THE PERFORMANCE OF THE INDEX. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE FUND IN THE FUTURE.

TOP 10 HOLDINGS

Exxon Mobil Corp.                            3.6%
General Electric Co.                         3.3
Microsoft Corp.                              2.4
Citigroup Inc.                               2.2
Wal-Mart Stores, Inc.                        1.9
Pfizer, Inc.                                 1.7
Johnson & Johnson                            1.7
Bank of America Corp.                        1.7
American International Group, Inc.           1.5
IBM Corp.                                    1.4

TOP FIVE INDUSTRIES

Pharmaceuticals: Major                       6.4%
Industrial Conglomerates                     5.6
Integrated Oil                               5.5
Major Banks                                  4.7
Financial Conglomerates                      4.4

DATA AS OF FEBRUARY 28, 2005. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE INDUSTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN COMMON STOCKS OF COMPANIES INCLUDED IN THE S&P 500 INDEX. THE "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., "PASSIVELY" MANAGES THE FUND'S ASSETS BY INVESTING IN STOCKS IN APPROXIMATELY THE SAME PROPORTION AS THEY ARE REPRESENTED IN THE INDEX. FOR EXAMPLE, IF THE COMMON STOCK OF A SPECIFIC COMPANY REPRESENTS FIVE PERCENT OF THE INDEX, THE INVESTMENT MANAGER TYPICALLY WILL INVEST THE SAME PERCENTAGE OF THE FUND'S ASSETS IN THAT STOCK. THE S&P 500 INDEX IS A WELL-KNOWN STOCK MARKET INDEX THAT INCLUDES COMMON STOCKS OF 500 COMPANIES REPRESENTING A SIGNIFICANT PORTION OF THE MARKET VALUE OF ALL COMMON STOCKS PUBLICLY TRADED IN THE UNITED STATES. THE FUND MAY INVEST IN FOREIGN COMPANIES THAT ARE INCLUDED IN THE S&P 500 INDEX.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC

WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 869-NEWS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, 2004, IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED FEBRUARY 28, 2005

                                          CLASS A SHARES*       CLASS B SHARES**        CLASS C SHARES+       CLASS D SHARES++
                                         (SINCE 09/26/97)       (SINCE 09/26/97)       (SINCE 09/26/97)       (SINCE 09/26/97)
SYMBOL                                              SPIAX                  SPIBX                  SPICX                  SPIDX
1 YEAR                                               6.34%(3)               5.50%(3)               5.46%(3)               6.52%(3)
                                                     0.76(4)                0.50(4)                4.46(4)                  --

5 YEARS                                             (1.63)(3)              (2.41)(3)              (2.40)(3)              (1.42)(3)
                                                    (2.69)(4)              (2.80)(4)              (2.40)(4)                 --

SINCE INCEPTION                                      4.16(3)                3.36(3)                3.36(3)                4.39(3)
                                                     3.41(4)                3.36(4)                3.36(4)                  --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE STANDARD AND POOR'S 500 INDEX (S&P 500(R)) IS A BROAD-BASED INDEX, THE PERFORMANCE OF WHICH IS BASED ON THE PERFORMANCE OF 500 WIDELY-HELD COMMON STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. THE INDEX DOES NOT INCLUDE ANY EXPENSES, SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER S&P 500 FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER S&P 500 FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 09/01/04 - 02/28/05.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING          ENDING           EXPENSES PAID
                                                                   ACCOUNT VALUE     ACCOUNT VALUE      DURING PERIOD *
                                                                   -------------     -------------      ---------------
                                                                                                           09/01/04 -
                                                                     09/01/04           02/28/05            02/28/05
                                                                   -------------     -------------      ---------------
CLASS A
Actual (9.62% return)                                               $ 1,000.00         $ 1,096.20            $ 3.22
Hypothetical (5% annual return before expenses)                     $ 1,000.00         $ 1,021.72            $ 3.11

CLASS B
Actual (9.23% return)                                               $ 1,000.00         $ 1,092.30            $ 7.26
Hypothetical (5% annual return before expenses)                     $ 1,000.00         $ 1,017.85            $ 7.00

CLASS C
Actual (9.27% return)                                               $ 1,000.00         $ 1,092.70            $ 6.64
Hypothetical (5% annual return before expenses)                     $ 1,000.00         $ 1,018.45            $ 6.41

CLASS D
Actual (9.76% return)                                               $ 1,000.00         $ 1,097.60            $ 2.08
Hypothetical (5% annual return before expenses)                     $ 1,000.00         $ 1,022.81            $ 2.01

----------
   * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.62%, 1.40%, 1.28% AND 0.40% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

MORGAN STANLEY S&P 500 INDEX FUND

PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2005 (UNAUDITED)

  NUMBER OF
   SHARES                                                             VALUE
-------------------------------------------------------------------------------
                 COMMON STOCKS (99.0%)
                 ADVERTISING/MARKETING
                 SERVICES (0.2%)
        65,204   Interpublic Group of
                  Companies, Inc. (The)*                         $      856,781
        28,729   Omnicom Group, Inc.                                  2,616,350
                                                                 --------------
                                                                      3,473,131
                                                                 --------------
                 AEROSPACE & DEFENSE (1.3%)
       129,454   Boeing Co.                                           7,116,086
        30,882   General Dynamics Corp.                               3,253,419
        18,338   Goodrich Corp.                                         679,056
        17,756   L-3 Communications
                  Holdings, Inc.                                      1,280,208
        68,255   Lockheed Martin Corp.                                4,042,061
        56,775   Northrop Grumman Corp.                               3,003,398
        69,701   Raytheon Co.                                         2,665,366
        27,220   Rockwell Collins, Inc.                               1,253,481
                                                                 --------------
                                                                     23,293,075
                                                                 --------------
                 AGRICULTURAL COMMODITIES/
                 MILLING (0.1%)
       100,917   Archer-Daniels-Midland Co.                           2,432,100
                                                                 --------------
                 AIR FREIGHT/COURIERS (1.0%)
        46,344   FedEx Corp.                                          4,531,516
       172,811   United Parcel Service, Inc.
                  (Class B)                                          13,391,124
                                                                 --------------
                                                                     17,922,640
                                                                 --------------
                 AIRLINES (0.1%)
        21,500   Delta Air Lines, Inc.*                                  99,760
       120,201   Southwest Airlines Co.                               1,664,784
                                                                 --------------
                                                                      1,764,544
                                                                 --------------
                 ALTERNATIVE POWER
                 GENERATION (0.0%)
        82,383   Calpine Corp.*                                         272,688
                                                                 --------------
                 ALUMINUM (0.3%)
       134,216   Alcoa, Inc.                                          4,311,018
                                                                 --------------
                 APPAREL/FOOTWEAR (0.5%)
        26,466   Cintas Corp.*                                        1,158,681
        29,128   Coach, Inc.*                                         1,617,478
        18,845   Jones Apparel Group, Inc.                       $      598,706
        16,737   Liz Claiborne, Inc.                                    707,975
        40,470   Nike, Inc. (Class B)                                 3,518,867
         8,962   Reebok International Ltd.                              395,762
        17,126   V.F. Corp.                                           1,023,450
                                                                 --------------
                                                                      9,020,919
                                                                 --------------
                 APPAREL/FOOTWEAR
                 RETAIL (0.4%)
       135,181   Gap, Inc. (The)                                      2,883,411
        62,665   Limited Brands, Inc.                                 1,490,174
        21,598   Nordstrom, Inc.                                      1,161,108
        74,298   TJX Companies, Inc. (The)                            1,814,357
                                                                 --------------
                                                                      7,349,050
                                                                 --------------
                 AUTO PARTS: O.E.M. (0.3%)
        23,096   Dana Corp.                                             333,044
        86,528   Delphi Corp.                                           594,447
        23,421   Eaton Corp.                                          1,633,615
        29,349   Johnson Controls, Inc.                               1,734,526
        19,973   Visteon Corp.                                          134,019
                                                                 --------------
                                                                      4,429,651
                                                                 --------------
                 AUTOMOTIVE
                 AFTERMARKET (0.0%)
        11,543   Cooper Tire & Rubber Co.                               223,357
        27,040   Goodyear Tire & Rubber
                  Co. (The)*                                            390,998
                                                                 --------------
                                                                        614,355
                                                                 --------------
                 BEVERAGES: ALCOHOLIC (0.4%)
       121,818   Anheuser-Busch
                  Companies, Inc.                                     5,780,264
        18,778   Brown-Forman Corp.
                  (Class B)                                             955,800
        11,377   Molson Coors Brewing Co.
                  (Class B)                                             791,043
                                                                 --------------
                                                                      7,527,107
                                                                 --------------
                 BEVERAGES:
                 NON-ALCOHOLIC (1.1%)
       373,044   Coca-Cola Co. (The)                                 15,966,283
        72,348   Coca-Cola Enterprises Inc.                           1,544,630

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                             VALUE
-------------------------------------------------------------------------------
        38,559   Pepsi Bottling Group, Inc.
                  (The)                                          $    1,049,576
                                                                 --------------
                                                                     18,560,489
                                                                 --------------
                 BIOTECHNOLOGY (1.2%)
       195,837   Amgen Inc.*                                         12,065,518
        51,429   Biogen Idec Inc.*                                    1,987,731
        28,808   Chiron Corp.*                                        1,024,989
        38,238   Genzyme Corp.*                                       2,144,769
        66,750   Gilead Sciences, Inc.*                               2,306,213
        38,350   MedImmune, Inc.*                                       923,468
         7,668   Millipore Corp.*                                       347,054
                                                                 --------------
                                                                     20,799,742
                                                                 --------------
                 BROADCASTING (0.2%)
        88,432   Clear Channel
                  Communications, Inc.                                2,943,017
        49,834   Univision Communications
                  Inc. (Class A)*                                     1,315,119
                                                                 --------------
                                                                      4,258,136
                                                                 --------------
                 BUILDING PRODUCTS (0.2%)
        33,076   American Standard
                  Companies, Inc.                                     1,514,881
        69,075   Masco Corp.                                          2,329,209
                                                                 --------------
                                                                      3,844,090
                                                                 --------------
                 CASINO/GAMING (0.2%)
        17,279   Harrah's
                  Entertainment, Inc.                                 1,133,330
        53,138   International Game
                  Technology                                          1,618,583
                                                                 --------------
                                                                      2,751,913
                                                                 --------------
                 CHEMICALS: AGRICULTURAL (0.1%)
        40,766   Monsanto Co.                                         2,396,225
                                                                 --------------
                 CHEMICALS: MAJOR
                 DIVERSIFIED (1.1%)
       145,393   Dow Chemical Co. (The)                               8,018,424
       153,137   Du Pont (E.I.) de
                  Nemours & Co.                                       8,162,202
        12,016   Eastman Chemical Co.                                   693,804
        18,857   Engelhard Corp.                                        570,424
        17,264   Hercules Inc.*                                  $      247,566
        34,668   Rohm & Haas Co.                                      1,669,958
                                                                 --------------
                                                                     19,362,378
                                                                 --------------
                 CHEMICALS: SPECIALTY (0.3%)
        35,048   Air Products &
                  Chemicals, Inc.                                     2,194,706
         7,873   Great Lakes Chemical
                  Corp.                                                 210,209
        50,068   Praxair, Inc.                                        2,244,548
        10,645   Sigma-Aldrich Corp.                                    655,838
                                                                 --------------
                                                                      5,305,301
                                                                 --------------
                 COMMERCIAL PRINTING/
                 FORMS (0.1%)
        33,859   Donnelley (R.R.) &
                  Sons Co.                                            1,124,457
                                                                 --------------
                 COMPUTER
                 COMMUNICATIONS (1.1%)
        70,586   Avaya Inc.*                                            988,204
     1,015,276   Cisco Systems, Inc.*                                17,686,108
        14,267   QLogic Corp.*                                          574,817
                                                                 --------------
                                                                     19,249,129
                                                                 --------------
                 COMPUTER PERIPHERALS (0.5%)
       369,473   EMC Corp.*                                           4,677,528
        19,904   Lexmark International, Inc.
                  (Class A)*                                          1,594,908
        55,319   Network Appliance, Inc.*                             1,660,123
                                                                 --------------
                                                                      7,932,559
                                                                 --------------
                 COMPUTER PROCESSING
                 HARDWARE (2.0%)
       123,984   Apple Computer, Inc.*                                5,561,922
       383,045   Dell Inc.*                                          15,356,274
        57,625   Gateway, Inc.*                                         270,838
       465,627   Hewlett-Packard Co.                                  9,685,042
        28,740   NCR Corp.*                                           1,120,573
       518,540   Sun Microsystems, Inc.*                              2,188,239
                                                                 --------------
                                                                     34,182,888
                                                                 --------------
                 CONSTRUCTION MATERIALS (0.1%)
        15,790   Vulcan Materials Co.                                   913,609
                                                                 --------------

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                                        8

  NUMBER OF
   SHARES                                                             VALUE
-------------------------------------------------------------------------------
                 CONTAINERS/PACKAGING (0.2%)
        17,362   Ball Corp.                                      $      770,873
        16,489   Bemis Company, Inc.                                    492,032
        22,886   Pactiv Corp.*                                          517,452
        12,884   Sealed Air Corp.*                                      673,447
         8,633   Temple-Inland Inc.                                     692,367
                                                                 --------------
                                                                      3,146,171
                                                                 --------------
                 CONTRACT DRILLING (0.3%)
        23,053   Nabors Industries, Ltd.
                  (Bermuda)*                                          1,323,242
        20,871   Noble Corp.
                  (Cayman Islands)                                    1,191,108
        16,534   Rowan Companies, Inc.*                                 523,797
        49,581   Transocean Inc.
                  (Cayman Islands)*                                   2,403,677
                                                                 --------------
                                                                      5,441,824
                                                                 --------------
                 DATA PROCESSING
                 SERVICES (0.9%)
        19,819   Affiliated Computer Services,
                  Inc. (Class A)*                                     1,024,642
        89,819   Automatic Data
                  Processing, Inc.                                    3,858,624
        29,181   Computer Sciences Corp.*                             1,349,038
        21,833   Convergys Corp.*                                       327,277
       127,951   First Data Corp.                                     5,248,550
        30,157   Fiserv, Inc.*                                        1,144,157
        58,313   Paychex, Inc.                                        1,861,934
        44,540   SunGard Data Systems Inc.*                           1,162,939
                                                                 --------------
                                                                     15,977,161
                                                                 --------------
                 DEPARTMENT STORES (0.5%)
        12,663   Dillard's, Inc. (Class A)                              295,048
        26,089   Federated Department Stores, Inc.                    1,472,724
        52,900   Kohl's Corp.*                                        2,532,323
        45,020   May Department Stores Co.                            1,553,640
        44,036   Penney (J.C.) Co., Inc.                              1,959,162
        31,888   Sears, Roebuck & Co.                                 1,592,168
                                                                 --------------
                                                                      9,405,065
                                                                 --------------
                 DISCOUNT STORES (2.7%)
        17,402   Big Lots, Inc.*                                 $      203,081
        72,324   Costco Wholesale Corp.                               3,369,575
        50,522   Dollar General Corp.                                 1,072,582
        25,855   Family Dollar Stores, Inc.                             851,147
       138,062   Target Corp.                                         7,016,311
       652,958   Wal-Mart Stores, Inc.                               33,699,162
                                                                 --------------
                                                                     46,211,858
                                                                 --------------
                 DRUGSTORE CHAINS (0.6%)
        61,685   CVS Corp.                                            3,073,764
       157,575   Walgreen Co.                                         6,748,937
                                                                 --------------
                                                                      9,822,701
                                                                 --------------
                 ELECTRIC UTILITIES (2.8%)
       100,036   AES Corp. (The)*                                     1,674,603
        21,163   Allegheny Energy, Inc.*                                400,616
        30,035   Ameren Corp.                                         1,545,901
        61,012   American Electric Power
                  Co., Inc.                                           2,037,801
        47,462   CenterPoint Energy, Inc.                               568,595
        28,200   Cinergy Corp.                                        1,140,690
        30,024   CMS Energy Corp.*                                      364,491
        37,315   Consolidated Edison, Inc.                            1,595,216
        27,114   Constellation Energy
                  Group, Inc.                                         1,395,558
        51,103   Dominion Resources, Inc.                             3,680,949
        26,822   DTE Energy Co.                                       1,186,069
       147,502   Duke Energy Corp.                                    3,981,079
        50,236   Edison International                                 1,631,665
        34,468   Entergy Corp.                                        2,382,428
       102,156   Exelon Corp.                                         4,633,796
        50,856   FirstEnergy Corp.                                    2,097,301
        28,615   FPL Group, Inc.                                      2,270,600
        62,157   PG&E Corp.*                                          2,186,683
        14,119   Pinnacle West Capital Corp.                            589,468
        29,148   PPL Corp.                                            1,589,732
        38,091   Progress Energy, Inc.                                1,650,864
        36,652   Public Service Enterprise
                  Group, Inc.                                         1,999,367
       114,050   Southern Co. (The)                                   3,663,286
        30,787   TECO Energy, Inc.                                      489,205

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                                        9

  NUMBER OF
   SHARES                                                             VALUE
-------------------------------------------------------------------------------
        37,039   TXU Corp.                                       $    2,824,224
        61,727   Xcel Energy, Inc.                                    1,093,802
                                                                 --------------
                                                                     48,673,989
                                                                 --------------
                 ELECTRICAL PRODUCTS (0.4%)
        29,491   American Power
                  Conversion Corp.                                      649,392
        14,151   Cooper Industries Ltd.
                  (Class A) (Bermuda)                                   981,655
        64,716   Emerson Electric Co.                                 4,291,965
        29,051   Molex Inc.                                             730,052
        13,060   Power-One, Inc.*                                        76,009
                                                                 --------------
                                                                      6,729,073
                                                                 --------------
                 ELECTRONIC
                 COMPONENTS (0.1%)
        31,069   Jabil Circuit, Inc.*                                   798,784
        80,354   Sanmina-SCI Corp.*                                     445,965
       149,694   Solectron Corp.*                                       740,985
                                                                 --------------
                                                                      1,985,734
                                                                 --------------
                 ELECTRONIC EQUIPMENT/
                 INSTRUMENTS (0.5%)
        74,874   Agilent Technologies, Inc.*                          1,796,976
       222,646   JDS Uniphase Corp.*                                    423,027
        28,400   Rockwell Automation, Inc.                            1,765,060
        23,639   Scientific-Atlanta, Inc.                               730,445
        37,104   Symbol Technologies, Inc.                              657,854
        13,878   Tektronix, Inc.                                        401,352
        24,662   Thermo Electron Corp.*                                 677,219
       147,031   Xerox Corp.*                                         2,293,684
                                                                 --------------
                                                                      8,745,617
                                                                 --------------
                 ELECTRONIC PRODUCTION
                 EQUIPMENT (0.4%)
       261,844   Applied Materials, Inc.*                             4,582,270
        30,136   KLA-Tencor Corp.*                                    1,489,020
        21,554   Novellus Systems, Inc.*                                636,597
        29,940   Teradyne, Inc.*                                        461,675
                                                                 --------------
                                                                      7,169,562
                                                                 --------------
                 ELECTRONICS/APPLIANCE
                 STORES (0.2%)
        50,018   Best Buy Co., Inc.                              $    2,701,972
        30,130   Circuit City Stores - Circuit
                  City Group                                            470,932
        24,434   RadioShack Corp.                                       722,269
                                                                 --------------
                                                                      3,895,173
                                                                 --------------
                 ELECTRONICS/APPLIANCES (0.1%)
        44,202   Eastman Kodak Co.                                    1,502,426
        12,215   Maytag Corp.                                           186,157
        10,242   Whirlpool Corp.                                        652,928
                                                                 --------------
                                                                      2,341,511
                                                                 --------------
                 ENGINEERING &
                 CONSTRUCTION (0.1%)
        12,920   Fluor Corp.                                            810,730
                                                                 --------------
                 ENVIRONMENTAL
                 SERVICES (0.2%)
        49,070   Allied Waste
                  Industries, Inc.*                                     403,355
        88,215   Waste Management, Inc.                               2,579,407
                                                                 --------------
                                                                      2,982,762
                                                                 --------------
                 FINANCE/RENTAL/
                 LEASING (1.8%)
        37,424   Capital One Financial Corp.                          2,869,672
        32,407   CIT Group, Inc.                                      1,307,622
        89,492   Countrywide Financial Corp.                          3,109,847
       149,237   Fannie Mae                                           8,724,395
       106,318   Freddie Mac                                          6,591,716
       197,000   MBNA Corp.                                           4,997,890
        45,194   Providian Financial Corp.*                             775,077
         9,913   Ryder System, Inc.                                     420,906
        66,274   SLM Corp.                                            3,234,171
                                                                 --------------
                                                                     32,031,296
                                                                 --------------
                 FINANCIAL
                 CONGLOMERATES (4.4%)
       193,533   American Express Co.                                10,479,812
       800,188   Citigroup, Inc.                                     38,184,971
       549,283   JP Morgan Chase & Co.                               20,076,294

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                             VALUE
-------------------------------------------------------------------------------
        47,329   Principal Financial
                  Group, Inc.                                    $    1,846,778
        79,098   Prudential Financial, Inc.                           4,508,586
        51,407   State Street Corp.                                   2,254,197
                                                                 --------------
                                                                     77,350,638
                                                                 --------------
                 FINANCIAL PUBLISHING/
                 SERVICES (0.3%)
        20,829   Equifax, Inc.                                          632,993
        29,280   McGraw-Hill Companies,
                  Inc. (The)                                          2,689,368
        22,804   Moody's Corp.                                        1,913,484
                                                                 --------------
                                                                      5,235,845
                                                                 --------------
                 FOOD DISTRIBUTORS (0.2%)
        98,647   SYSCO Corp.                                          3,395,430
                                                                 --------------
                 FOOD RETAIL (0.3%)
        56,749   Albertson's, Inc.                                    1,270,610
       113,960   Kroger Co.*                                          2,050,140
        68,998   Safeway Inc.*                                        1,269,563
        20,700   Supervalu, Inc.                                        657,639
                                                                 --------------
                                                                      5,247,952
                                                                 --------------
                 FOOD: MAJOR
                 DIVERSIFIED (1.6%)
        63,442   Campbell Soup Co.                                    1,757,343
        79,297   ConAgra Foods Inc.                                   2,166,394
        56,179   General Mills, Inc.                                  2,942,094
        53,862   Heinz (H.J.) Co.                                     2,027,366
        63,665   Kellogg Co.                                          2,801,260
       259,724   PepsiCo, Inc.                                       13,988,735
       121,007   Sara Lee Corp.                                       2,710,557
                                                                 --------------
                                                                     28,393,749
                                                                 --------------
                 FOOD: SPECIALTY/
                 CANDY (0.3%)
        37,943   Hershey Foods Corp.                                  2,390,409
        21,080   McCormick & Co., Inc.
                  (Non-Voting)                                          800,829
        34,605   Wrigley (Wm.) Jr. Co.                                2,303,309
                                                                 --------------
                                                                      5,494,547
                                                                 --------------
                 FOREST PRODUCTS (0.2%)
        16,969   Louisiana-Pacific Corp.                         $      445,776
        36,984   Weyerhaeuser Co.                                     2,475,339
                                                                 --------------
                                                                      2,921,115
                                                                 --------------
                 GAS DISTRIBUTORS (0.2%)
        58,595   Dynegy, Inc. (Class A)*                                243,755
        24,762   KeySpan Corp.                                          979,337
         6,797   Nicor Inc.                                             253,460
        41,690   NiSource, Inc.                                         943,862
         5,802   Peoples Energy Corp.                                   248,210
        35,985   Sempra Energy                                        1,439,400
                                                                 --------------
                                                                      4,108,024
                                                                 --------------
                 HOME BUILDING (0.2%)
        19,164   Centex Corp.                                         1,218,639
         7,142   KB Home                                                891,322
        19,667   Pulte Homes, Inc.                                    1,534,419
                                                                 --------------
                                                                      3,644,380
                                                                 --------------
                 HOME FURNISHINGS (0.1%)
        29,434   Leggett & Platt, Inc.                                  814,439
        42,370   Newell Rubbermaid, Inc.                                944,427
                                                                 --------------
                                                                      1,758,866
                                                                 --------------
                 HOME IMPROVEMENT
                 CHAINS (1.2%)
       338,586   Home Depot, Inc. (The)                              13,550,212
       119,149   Lowe's Companies, Inc.                               7,003,578
        21,794   Sherwin-Williams Co.                                   965,474
                                                                 --------------
                                                                     21,519,264
                                                                 --------------
                 HOSPITAL/NURSING
                 MANAGEMENT (0.3%)
        64,946   HCA, Inc.                                            3,066,101
        37,530   Health Management
                  Associates, Inc. (Class A)                            862,064
        13,328   Manor Care, Inc.                                       454,085
        71,954   Tenet Healthcare Corp.*                                785,018
                                                                 --------------
                                                                      5,167,268
                                                                 --------------
                 HOTELS/RESORTS/
                 CRUISELINES (0.6%)
        97,642   Carnival Corp. (Panama)                              5,309,772

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                             VALUE
-------------------------------------------------------------------------------
        59,520   Hilton Hotels Corp.                             $    1,253,491
        34,478   Marriott International, Inc.
                  (Class A)                                           2,210,040
        31,959   Starwood Hotels & Resorts
                  Worldwide, Inc.                                     1,829,333
                                                                 --------------
                                                                     10,602,636
                                                                 --------------
                 HOUSEHOLD/PERSONAL
                 CARE (2.5%)
        14,032   Alberto-Culver Co.
                  (Class B)                                             733,453
        72,923   Avon Products, Inc.                                  3,118,917
        23,435   Clorox Co. (The)                                     1,407,037
        81,763   Colgate-Palmolive Co.                                4,326,898
       153,078   Gillette Co. (The)                                   7,692,170
        14,530   International Flavors &
                  Fragrances, Inc.                                      599,944
        75,201   Kimberly-Clark Corp.                                 4,961,762
       391,122   Procter & Gamble Co.
                  (The)                                              20,764,667
                                                                 --------------
                                                                     43,604,848
                                                                 --------------
                 INDUSTRIAL
                 CONGLOMERATES (5.6%)
       120,039   3M Co.                                              10,076,074
        47,584   Danaher Corp.                                        2,577,625
     1,630,077   General Electric Co.**                              57,378,710
       132,626   Honeywell International, Inc.                        5,035,809
        26,553   Ingersoll-Rand Co. Ltd.
                  (Class A) (Bermuda)                                 2,237,090
        14,234   ITT Industries, Inc.                                 1,251,880
        21,204   Textron, Inc.                                        1,640,129
       310,161   Tyco International Ltd.
                  (Bermuda)                                          10,384,190
        78,796   United Technologies Corp.                            7,870,144
                                                                 --------------
                                                                     98,451,651
                                                                 --------------
                 INDUSTRIAL MACHINERY (0.3%)
        45,591   Illinois Tool Works Inc.                             4,091,792
        18,421   Parker-Hannifin Corp.                                1,212,102
                                                                 --------------
                                                                      5,303,894
                                                                 --------------
                 INDUSTRIAL SPECIALTIES (0.2%)
        39,735   Ecolab Inc.                                     $    1,259,997
        26,504   PPG Industries, Inc.                                 1,906,963
                                                                 --------------
                                                                      3,166,960
                                                                 --------------
                 INFORMATION TECHNOLOGY
                 SERVICES (1.5%)
        26,118   Citrix Systems, Inc.*                                  587,655
        79,229   Electronic Data Systems
                  Corp.                                               1,687,578
       256,673   International Business
                  Machines Corp.                                     23,762,786
        51,796   Unisys Corp.*                                          397,793
                                                                 --------------
                                                                     26,435,812
                                                                 --------------
                 INSURANCE BROKERS/
                 SERVICES (0.2%)
        48,793   AON Corp.                                            1,195,916
        81,245   Marsh & McLennan
                  Companies, Inc.                                     2,652,649
                                                                 --------------
                                                                      3,848,565
                                                                 --------------
                 INTEGRATED OIL (5.5%)
        14,132   Amerada Hess Corp.                                   1,418,853
       326,661   ChevronTexaco Corp.                                 20,279,115
       106,424   ConocoPhillips                                      11,801,357
       994,701   Exxon Mobil Corp.                                   62,974,520
                                                                 --------------
                                                                     96,473,845
                                                                 --------------
                 INTERNET SOFTWARE/
                 SERVICES (0.4%)
        78,353   Siebel Systems, Inc.*                                  668,351
       211,978   Yahoo! Inc.*                                         6,840,530
                                                                 --------------
                                                                      7,508,881
                                                                 --------------
                 INVESTMENT BANKS/
                 BROKERS (2.0%)
        16,064   Bear Stearns Companies,
                  Inc. (The)                                          1,598,368
        57,343   E*TRADE Group, Inc.*                                   760,942
        74,655   Goldman Sachs Group,
                  Inc. (The)                                          8,122,464
        41,541   Lehman Brothers
                  Holdings Inc.                                       3,787,708

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                             VALUE
-------------------------------------------------------------------------------
       143,611   Merrill Lynch & Co., Inc.                       $    8,412,732
       168,768   Morgan Stanley                                       9,530,329
       207,685   Schwab (Charles) Corp.
                  (The)                                               2,180,693
                                                                 --------------
                                                                     34,393,236
                                                                 --------------
                 INVESTMENT MANAGERS (0.4%)
        16,568   Federated Investors, Inc.
                  (Class B)                                             489,419
        38,452   Franklin Resources, Inc.                             2,698,946
        36,432   Janus Capital Group, Inc.                              511,141
        65,305   Mellon Financial Corp.                               1,872,947
        19,759   Price (T.) Rowe Group, Inc.                          1,213,005
                                                                 --------------
                                                                      6,785,458
                                                                 --------------
                 LIFE/HEALTH INSURANCE (0.7%)
        78,016   AFLAC, Inc.                                          2,990,353
        21,050   Jefferson-Pilot Corp.                                1,030,608
        26,920   Lincoln National Corp.                               1,261,202
       114,766   MetLife, Inc.                                        4,709,997
        16,669   Torchmark Corp.                                        868,622
        45,715   UnumProvident Corp.                                    773,498
                                                                 --------------
                                                                     11,634,280
                                                                 --------------
                 MAJOR BANKS (4.7%)
       622,785   Bank of America Corp.                               29,052,920
       119,788   Bank of New York Co., Inc.
                  (The)                                               3,623,587
        85,168   BB&T Corp.                                           3,334,327
        26,298   Comerica, Inc.                                       1,501,090
        35,633   Huntington Bancshares, Inc.                            802,455
        62,695   KeyCorp                                              2,068,935
       104,467   National City Corp.                                  3,736,785
        43,579   PNC Financial Services
                  Group                                               2,293,999
        71,664   Regions Financial Corp.                              2,311,881
        57,168   SunTrust Banks, Inc.                                 4,141,250
       247,259   Wachovia Corp.                                      13,107,200
       260,863   Wells Fargo & Co.                                   15,490,045
                                                                 --------------
                                                                     81,464,474
                                                                 --------------
                 MAJOR
                 TELECOMMUNICATIONS (2.6%)
        46,835   ALLTEL Corp.                                    $    2,678,962
       122,712   AT&T Corp.                                           2,384,294
       282,432   BellSouth Corp.                                      7,286,746
       511,191   SBC Communications, Inc.                            12,294,144
       226,803   Sprint Corp.                                         5,370,695
       426,935   Verizon Communications Inc.                         15,356,852
                                                                 --------------
                                                                     45,371,693
                                                                 --------------
                 MANAGED HEALTH CARE (1.3%)
        22,766   Aetna, Inc.                                          3,324,291
        70,089   Caremark Rx, Inc.*                                   2,683,007
        20,700   CIGNA Corp.                                          1,879,560
        24,579   Humana, Inc.*                                          817,743
       100,781   UnitedHealth Group Inc.                              9,187,196
        45,510   WellPoint Inc.*                                      5,554,951
                                                                 --------------
                                                                     23,446,748
                                                                 --------------
                 MEDIA CONGLOMERATES (2.1%)
       315,046   Disney (Walt) Co. (The)                              8,802,385
       402,843   News Corp Inc. (Class A)                             6,703,308
       706,231   Time Warner, Inc.*                                  12,168,360
       262,892   Viacom Inc. (Class B)
                  (Non-Voting)                                        9,174,931
                                                                 --------------
                                                                     36,848,984
                                                                 --------------
                 MEDICAL DISTRIBUTORS (0.4%)
        16,355   AmerisourceBergen Corp.                                979,665
        66,620   Cardinal Health, Inc.                                3,900,601
        45,318   McKesson Corp.                                       1,692,174
                                                                 --------------
                                                                      6,572,440
                                                                 --------------
                 MEDICAL SPECIALTIES (2.3%)
        30,224   Applera Corp. - Applied
                  Biosystems Group                                      620,801
        16,136   Bard (C.R.), Inc.                                    1,073,044
         8,244   Bausch & Lomb, Inc.                                    583,593
        95,048   Baxter International, Inc.                           3,389,412
        39,053   Becton, Dickinson & Co.                              2,333,417
        39,031   Biomet, Inc.                                         1,647,889
       130,207   Boston Scientific Corp.*                             4,252,561

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                             VALUE
-------------------------------------------------------------------------------
        18,084   Fisher Scientific
                  International, Inc.*                           $    1,096,795
        49,118   Guidant Corp.                                        3,604,770
        24,068   Hospira, Inc.*                                         712,413
       186,369   Medtronic, Inc.                                      9,713,552
        19,119   Pall Corp.                                             517,551
        19,751   PerkinElmer, Inc.                                      438,077
        55,128   St. Jude Medical, Inc.*                              2,155,505
        61,986   Stryker Corp.                                        3,078,225
        18,632   Waters Corp.*                                          910,173
        37,822   Zimmer Holdings, Inc.*                               3,248,910
                                                                 --------------
                                                                     39,376,688
                                                                 --------------
                 MISCELLANEOUS COMMERCIAL
                 SERVICES (0.0%)
        20,889   Sabre Holdings Corp.                                   440,340
                                                                 --------------
                 MISCELLANEOUS
                 MANUFACTURING (0.1%)
        31,356   Dover Corp.                                          1,212,537
                                                                 --------------
                 MOTOR VEHICLES (0.5%)
       282,110   Ford Motor Co.                                       3,568,692
        87,088   General Motors Corp.                                 3,106,429
        45,300   Harley-Davidson, Inc.                                2,803,164
                                                                 --------------
                                                                      9,478,285
                                                                 --------------
                 MULTI-LINE INSURANCE (1.9%)
       401,589   American International
                  Group, Inc.                                        26,826,145
        45,286   Hartford Financial Services
                  Group, Inc. (The)                                   3,258,328
        28,601   Loews Corp.                                          2,038,679
        19,555   Safeco Corp.                                           932,578
                                                                 --------------
                                                                     33,055,730
                                                                 --------------
                 OFFICE EQUIPMENT/
                 SUPPLIES (0.2%)
        17,031   Avery Dennison Corp.                                 1,033,782
        35,558   Pitney Bowes, Inc.                                   1,630,690
                                                                 --------------
                                                                      2,664,472
                                                                 --------------
                 OIL & GAS PIPELINES (0.3%)
        99,177   El Paso Corp.                                        1,222,852
        19,101   Kinder Morgan, Inc.                                  1,531,327
        85,797   Williams Companies, Inc. (The)                  $    1,615,558
                                                                 --------------
                                                                      4,369,737
                                                                 --------------
                 OIL & GAS PRODUCTION (1.4%)
        38,136   Anadarko Petroleum Corp.                             2,931,133
        50,337   Apache Corp.                                         3,165,191
        60,363   Burlington Resources, Inc.                           2,995,816
        74,938   Devon Energy Corp.                                   3,506,349
        18,283   EOG Resources, Inc.                                  1,665,947
        23,389   Kerr-McGee Corp.                                     1,816,390
        60,861   Occidental Petroleum Corp.                           4,276,702
        40,579   Unocal Corp.                                         2,195,324
        40,140   XTO Energy Inc.                                      1,827,173
                                                                 --------------
                                                                     24,380,025
                                                                 --------------
                 OIL REFINING/MARKETING (0.4%)
        10,958   Ashland, Inc.                                          715,448
        53,436   Marathon Oil Corp.                                   2,529,660
        10,685   Sunoco, Inc.                                         1,058,884
        39,570   Valero Energy Corp.                                  2,818,967
                                                                 --------------
                                                                      7,122,959
                                                                 --------------
                 OILFIELD SERVICES/EQUIPMENT (0.8%)
        51,725   Baker Hughes Inc.                                    2,445,558
        24,902   BJ Services Co.                                      1,244,104
        77,321   Halliburton Co.                                      3,400,578
        90,776   Schlumberger Ltd.
                  (Netherlands Antilles)                              6,849,049
                                                                 --------------
                                                                     13,939,289
                                                                 --------------
                 OTHER CONSUMER
                 SERVICES (0.9%)
        28,561   Apollo Group, Inc.
                  (Class A)*                                          2,103,232
        25,397   Block (H.&R.), Inc.                                  1,353,660
       162,333   Cendant Corp.                                        3,590,806
       204,423   eBay Inc.*                                           8,757,481
                                                                 --------------
                                                                     15,805,179
                                                                 --------------
                 OTHER CONSUMER
                 SPECIALTIES (0.1%)
        22,226   Fortune Brands, Inc.                                 1,800,306
                                                                 --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                             VALUE
-------------------------------------------------------------------------------
                 OTHER METALS/
                 MINERALS (0.1%)
        14,720   Phelps Dodge Corp.                              $    1,566,944
                                                                 --------------
                 PACKAGED SOFTWARE (3.7%)
        36,793   Adobe Systems, Inc.                                  2,271,968
        35,386   Autodesk, Inc.                                       1,051,672
        34,222   BMC Software, Inc.*                                    511,619
        90,298   Computer Associates
                  International, Inc.                                 2,446,173
        59,694   Compuware Corp.*                                       403,531
        28,899   Intuit Inc.*                                         1,236,877
        13,017   Mercury Interactive Corp.*                             597,220
     1,676,249   Microsoft Corp.                                     42,207,950
        57,956   Novell, Inc.*                                          303,689
       790,739   Oracle Corp.*                                       10,208,440
        41,496   Parametric Technology
                  Corp.*                                                238,602
        98,673   Symantec Corp.*                                      2,171,793
        65,087   VERITAS Software Corp.*                              1,576,407
                                                                 --------------
                                                                     65,225,941
                                                                 --------------
                 PERSONNEL SERVICES (0.1%)
        18,361   Monster Worldwide Inc.*                                529,715
        26,733   Robert Half
                  International, Inc.                                   779,802
                                                                 --------------
                                                                      1,309,517
                                                                 --------------
                 PHARMACEUTICALS: GENERIC
                 DRUGS (0.1%)
        41,492   Mylan Laboratories, Inc.                               730,259
        16,884   Watson
                  Pharmaceuticals, Inc.*                                535,898
                                                                 --------------
                                                                      1,266,157
                                                                 --------------
                 PHARMACEUTICALS:
                 MAJOR (6.4%)
       240,128   Abbott Laboratories                                 11,043,487
       299,986   Bristol-Myers Squibb Co.                             7,508,650
       457,582   Johnson & Johnson                                   30,017,379
       174,483   Lilly (Eli) & Co.                                    9,771,048
       341,921   Merck & Co., Inc.                                   10,838,896
     1,161,176   Pfizer, Inc.                                        30,527,317
       227,080   Schering-Plough Corp.                                4,303,166
       205,715   Wyeth                                           $    8,397,286
                                                                 --------------
                                                                    112,407,229
                                                                 --------------
                 PHARMACEUTICALS: OTHER (0.3%)
        20,243   Allergan, Inc.                                       1,521,869
        56,803   Forest Laboratories, Inc.*                           2,425,488
        37,245   King Pharmaceuticals, Inc.*                            355,690
                                                                 --------------
                                                                      4,303,047
                                                                 --------------
                 PRECIOUS METALS (0.2%)
        27,527   Freeport-McMoRan Copper &
                  Gold, Inc. (Class B)                                1,151,179
        68,444   Newmont Mining Corp.                                 3,081,349
                                                                 --------------
                                                                      4,232,528
                                                                 --------------
                 PROPERTY - CASUALTY
                 INSURERS (1.1%)
        43,819   ACE Ltd. (Cayman Islands)                            1,948,193
       105,804   Allstate Corp. (The)                                 5,679,559
        29,536   Chubb Corp. (The)                                    2,336,593
        25,911   Cincinnati Financial Corp.                           1,158,999
        30,869   Progressive Corp. (The)                              2,688,690
       103,222   St. Paul Travelers
                  Companies, Inc. (The)                               3,955,467
        21,379   XL Capital Ltd. (Class A)
                  (Cayman Islands)                                    1,603,425
                                                                 --------------
                                                                     19,370,926
                                                                 --------------
                 PUBLISHING: BOOKS/
                 MAGAZINES (0.0%)
         7,709   Meredith Corp.                                         353,766
                                                                 --------------
                 PUBLISHING:
                 NEWSPAPERS (0.4%)
        12,634   Dow Jones & Co., Inc.                                  468,721
        39,356   Gannett Co., Inc.                                    3,099,285
        11,873   Knight-Ridder, Inc.                                    777,682
        22,368   New York Times Co. (The)
                 (Class A)                                              820,011
        48,986   Tribune Co.                                          1,995,200
                                                                 --------------
                                                                      7,160,899
                                                                 --------------
                 PULP & PAPER (0.3%)
        39,791   Georgia-Pacific Corp.                                1,424,916
        75,025   International Paper Co.                              2,802,934

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                             VALUE
-------------------------------------------------------------------------------
        31,246   MeadWestvaco Corp.                              $      979,875
                                                                 --------------
                                                                      5,207,725
                                                                 --------------
                 RAILROADS (0.5%)
        57,962   Burlington Northern
                  Santa Fe Corp.                                      2,913,750
        33,124   CSX Corp.                                            1,368,352
        61,059   Norfolk Southern Corp.                               2,191,408
        40,024   Union Pacific Corp.                                  2,539,523
                                                                 --------------
                                                                      9,013,033
                                                                 --------------
                 REAL ESTATE INVESTMENT
                 TRUSTS (0.5%)
        14,614   Apartment Investment &
                  Management Co.
                  (Class A)                                             559,132
        30,171   Archstone-Smith Trust                                1,020,685
        62,174   Equity Office Properties
                  Trust                                               1,875,790
        43,599   Equity Residential                                   1,430,483
        28,304   Plum Creek Timber
                  Co., Inc.                                           1,062,815
        28,355   ProLogis                                             1,127,395
        34,101   Simon Property Group, Inc.                           2,112,898
                                                                 --------------
                                                                      9,189,198
                                                                 --------------
                 RECREATIONAL PRODUCTS (0.3%)
        14,833   Brunswick Corp.                                        691,811
        47,078   Electronic Arts Inc.*                                3,036,060
        27,294   Hasbro, Inc.                                           576,449
        63,982   Mattel, Inc.                                         1,338,503
                                                                 --------------
                                                                      5,642,823
                                                                 --------------
                 REGIONAL BANKS (1.4%)
        54,752   AmSouth Bancorporation                               1,367,705
        18,911   Compass Bancshares, Inc.                               858,749
        91,189   Fifth Third Bancorp                                  4,082,532
        18,985   First Horizon National Corp.                           807,812
        17,907   M&T Bank Corp.                                       1,772,972
        34,450   Marshall & Ilsley Corp.                              1,394,881
        72,567   North Fork Bancorporation, Inc.                      2,090,655
        33,799   Northern Trust Corp.                                 1,428,008
        47,744   Synovus Financial Corp.                         $    1,296,727
       287,890   U.S. Bancorp                                         8,564,728
        13,825   Zions Bancorporation                                   913,833
                                                                 --------------
                                                                     24,578,602
                                                                 --------------
                 RESTAURANTS (0.8%)
        24,241   Darden Restaurants, Inc.                               649,659
       193,844   McDonald's Corp.                                     6,412,360
        61,671   Starbucks Corp.*                                     3,195,175
        17,574   Wendy's International, Inc.                            665,176
        45,166   Yum! Brands, Inc.                                    2,203,197
                                                                 --------------
                                                                     13,125,567
                                                                 --------------
                 SAVINGS BANKS (0.6%)
        47,213   Golden West Financial
                  Corp.                                               2,922,013
        57,786   Sovereign Bancorp, Inc.                              1,325,611
       134,617   Washington Mutual, Inc.                              5,648,529
                                                                 --------------
                                                                      9,896,153
                                                                 --------------
                 SEMICONDUCTORS (2.7%)
        59,502   Advanced Micro
                  Devices, Inc.*                                      1,038,310
        57,402   Altera Corp.*                                        1,190,517
        57,949   Analog Devices, Inc.                                 2,127,887
        47,511   Applied Micro Circuits
                  Corp.*                                                163,913
        50,740   Broadcom Corp.
                  (Class A)*                                          1,636,365
        60,105   Freescale Semiconductor
                  Inc. (Class B)*                                     1,152,814
       974,919   Intel Corp.                                         23,378,558
        47,342   Linear Technology Corp.                              1,849,179
        59,351   LSI Logic Corp.*                                       378,659
        50,149   Maxim Integrated
                  Products, Inc.                                      2,157,410
        94,426   Micron Technology, Inc.*                             1,085,899
        55,220   National Semiconductor
                  Corp.                                               1,101,639
        25,628   NVIDIA Corp.*                                          742,956
        27,479   PMC - Sierra, Inc.*                                    273,416
       266,422   Texas Instruments Inc.                               7,052,190

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                             VALUE
-------------------------------------------------------------------------------
        53,705   Xilinx, Inc.                                    $    1,621,891
                                                                 --------------
                                                                     46,951,603
                                                                 --------------
                 SERVICES TO THE HEALTH
                 INDUSTRY (0.4%)
        11,716   Express Scripts, Inc.
                  (Class A)*                                            882,098
        35,764   IMS Health Inc.                                        870,853
        21,329   Laboratory Corp. of America
                  Holdings*                                           1,021,446
        42,015   Medco Health
                  Solutions Inc.*                                     1,866,306
        15,604   Quest Diagnostics Inc.                               1,551,038
                                                                 --------------
                                                                      6,191,741
                                                                 --------------
                 SPECIALTY INSURANCE (0.2%)
        16,755   Ambac Financial Group, Inc.                          1,303,204
        21,698   MBIA Inc.                                            1,271,503
        14,922   MGIC Investment Corp.                                  936,206
                                                                 --------------
                                                                      3,510,913
                                                                 --------------
                 SPECIALTY STORES (0.5%)
        40,794   AutoNation, Inc.*                                      796,707
        12,302   AutoZone, Inc.*                                      1,192,064
        46,399   Bed Bath & Beyond Inc.*                              1,740,890
        48,170   Office Depot, Inc.*                                    927,273
        14,399   OfficeMax Inc.                                         454,576
        76,770   Staples, Inc.*                                       2,419,790
        22,434   Tiffany & Co.                                          676,385
        33,159   Toys 'R' Us, Inc.*                                     758,346
                                                                 --------------
                                                                      8,966,031
                                                                 --------------
                 SPECIALTY
                 TELECOMMUNICATIONS (0.1%)
        20,749   CenturyTel, Inc.                                       697,996
        51,722   Citizens
                  Communications Co.                                    689,971
       279,988   Qwest Communications
                  International, Inc.*                                1,091,953
                                                                 --------------
                                                                      2,479,920
                                                                 --------------
                 STEEL (0.2%)
        14,725   Allegheny Technologies Inc.                            362,382
        24,530   Nucor Corp.                                          1,529,200
        17,530   United States Steel Corp.                       $    1,093,171
                                                                 --------------
                                                                      2,984,753
                                                                 --------------
                 TELECOMMUNICATION
                 EQUIPMENT (1.2%)
       124,717   ADC Telecommunications,
                  Inc.*                                                 286,849
        24,793   Andrew Corp.*                                          299,995
        88,158   CIENA Corp.*                                           174,553
        30,475   Comverse
                  Technology, Inc.*                                     707,325
       216,206   Corning Inc.*                                        2,479,883
       681,601   Lucent Technologies Inc.*                            2,092,515
       375,357   Motorola, Inc.                                       5,878,091
       252,724   QUALCOMM Inc.                                        9,125,864
        71,233   Tellabs, Inc.*                                         505,042
                                                                 --------------
                                                                     21,550,117
                                                                 --------------
                 TELECOMMUNICATIONS (0.6%)
       342,277   Comcast Corp. (Class A)*                            11,141,116
                                                                 --------------
                 TOBACCO (1.4%)
       316,479   Altria Group, Inc.                                  20,776,846
        22,751   Reynolds American, Inc.                              1,864,444
        25,476   UST, Inc.                                            1,392,263
                                                                 --------------
                                                                     24,033,553
                                                                 --------------
                 TOOLS/HARDWARE (0.1%)
        12,449   Black & Decker Corp.                                 1,032,271
         8,872   Snap-On, Inc.                                          293,663
        12,683   Stanley Works (The)                                    586,589
                                                                 --------------
                                                                      1,912,523
                                                                 --------------
                 TRUCKS/CONSTRUCTION/
                 FARM MACHINERY (0.6%)
        52,614   Caterpillar Inc.                                     5,000,961
         7,018   Cummins Inc.                                           515,191
        38,262   Deere & Co.                                          2,720,811
        10,766   Navistar International Corp.*                          424,826
        26,786   PACCAR, Inc.                                         2,015,914
                                                                 --------------
                                                                     10,677,703
                                                                 --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
    SHARES                                                           VALUE
-------------------------------------------------------------------------------
                 WHOLESALE
                 DISTRIBUTORS (0.1%)
        26,926   Genuine Parts Co.                              $     1,165,357
        13,889   Grainger (W.W.), Inc.                                  871,951
                                                                ---------------
                                                                      2,037,308
                                                                ---------------
                 WIRELESS
                 TELECOMMUNICATIONS (0.3%)
       171,345   Nextel Communications, Inc.
                  (Class A)*                                          5,042,683
                                                                ---------------
                 TOTAL COMMON STOCKS
                  (COST $1,496,352,941)                           1,729,588,470
                                                                ---------------

  PRINCIPAL
  AMOUNT IN
  THOUSANDS
--------------
                 SHORT-TERM INVESTMENT (0.3%)
                 REPURCHASE AGREEMENT
$        4,494   Joint repurchase agreement
                  account 2.62% due
                  03/01/05
                  (dated 02/28/05;
                  proceeds $4,494,327) (a)
                  (COST $4,494,000)                                   4,494,000
                                                                ---------------
TOTAL INVESTMENTS
 (COST $1,500,846,941) (b) (c)                    99.3%           1,734,082,470

OTHER ASSETS IN EXCESS OF
 LIABILITIES                                       0.7               12,301,715
                                                 -----          ---------------
NET ASSETS                                       100.0%         $ 1,746,384,185
                                                 =====          ===============

----------
 *   NON-INCOME PRODUCING SECURITY.
** A PORTION OF THIS SECURITY HAS BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS IN THE AMOUNT OF $1,134,000.
(a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
(b) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $20,262,402, IN CONNECTION WITH OPEN FUTURES CONTRACTS.
(c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $464,086,618 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $230,851,089, RESULTING IN NET UNREALIZED APPRECIATION OF $233,235,529.

FUTURES CONTRACTS OPEN AT FEBRUARY 28, 2005:

NUMBER OF                               DESCRIPTION, DELIVERY           UNDERLYING FACE        UNREALIZED
CONTRACTS        LONG/SHORT                MONTH AND YEAR               AMOUNT AT VALUE       APPRECIATION
----------------------------------------------------------------------------------------------------------
   235              Long          S&P 500 Index E-Mini                    $ 14,148,175         $ 127,266
                                  March 2005

    25              Long          S&P 500 Index                              7,525,625           149,420
                                  March 2005
                                                                                               ---------
                                  Total Unrealized Appreciation                                $ 276,686
                                                                                               =========

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY S&P 500 INDEX FUND
SUMMARY OF INVESTMENTS (UNAUDITED)

                                                    PERCENT OF
SECTOR                              VALUE           NET ASSETS
--------------------------------------------------------------
Finance                       $    347,109,469         20.7%
Health Technology                  178,152,863         10.2
Electronic Technology              171,060,284          9.8
Consumer Non-Durables              136,635,212          7.8
Producer Manufacturing             133,313,071          7.6
Energy Minerals                    127,976,829          7.3
Technology Services                115,147,795          6.6
Retail Trade                       112,417,094          6.4
Consumer Services                  102,048,196          5.8
Utilities                           53,054,701          3.0
Communications                      52,894,296          3.0
Process Industries                  41,016,860          2.3
Health Services                     34,805,757          2.0
Transportation                      28,700,217          1.6
Industrial Services                 27,544,342          1.6
Consumer Durables                   27,193,049          1.6
Non-Energy Minerals                 16,929,967          1.0
Distribution Services               12,005,178          0.7
Commercial Services                 11,583,290          0.7
Repurchase Agreement                 4,494,000          0.3
                              ----------------    ---------
                              $  1,734,082,470*       100.0%
                              ================    =========

----------
*DOES NOT INCLUDE OUTSTANDING LONG FUTURES CONTRACTS WITH AN UNDERLYING FACE
 AMOUNT OF $21,673,800 WITH UNREALIZED APPRECIATION OF $276,686.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY S&P 500 INDEX FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2005 (UNAUDITED)

ASSETS:
Investments in securities, at value
 (cost $1,500,846,941)                               $    1,734,082,470
Receivable for:
 Investments sold                                            15,513,154
 Dividends                                                    3,183,915
 Shares of beneficial interest sold                             881,617
Prepaid expenses and other assets                               201,077
Receivable from affiliate                                        68,212
                                                     ------------------
    Total Assets                                          1,753,930,445
                                                     ------------------
LIABILITIES:
Payable for:
 Shares of beneficial interest redeemed                       5,944,120
 Distribution fee                                             1,012,272
 Investment advisory fee                                        162,809
 Variation margin                                               146,325
 Administration fee                                             108,086
Accrued expenses and other payables                             172,648
                                                     ------------------
    TOTAL LIABILITIES                                         7,546,260
                                                     ------------------
    NET ASSETS                                       $    1,746,384,185
                                                     ==================
COMPOSITION OF NET ASSETS:
Paid-in-capital                                      $    1,795,063,333
Net unrealized appreciation                                 233,512,215
Accumulated undistributed net
 investment income                                            4,647,701
Accumulated net realized loss                              (286,839,064)
                                                     ------------------
    NET ASSETS                                       $    1,746,384,185
                                                     ==================
CLASS A SHARES:
Net Assets                                           $      320,897,177
Shares Outstanding (UNLIMITED AUTHORIZED,
 $.01 PAR VALUE)                                             24,665,991
    NET ASSET VALUE PER SHARE                        $            13.01
                                                     ==================
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET
    ASSET VALUE)                                     $            13.73
                                                     ==================
CLASS B SHARES:
Net Assets                                           $    1,057,586,066
Shares Outstanding (UNLIMITED AUTHORIZED,
 $.01 PAR VALUE)                                             83,811,931
    NET ASSET VALUE PER SHARE                        $            12.62
                                                     ==================
CLASS C SHARES:
Net Assets                                           $      170,432,823
Shares Outstanding (UNLIMITED AUTHORIZED,
 $.01 PAR VALUE)                                             13,507,962
    NET ASSET VALUE PER SHARE                        $            12.62
                                                     ==================
CLASS D SHARES:
Net Assets                                           $      197,468,119
Shares Outstanding (UNLIMITED AUTHORIZED,
 $.01 PAR VALUE)                                             15,053,057
    NET ASSET VALUE PER SHARE                        $            13.12
                                                     ==================

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2005 (UNAUDITED)

NET INVESTMENT INCOME:
INCOME
Dividends                                            $       21,507,421
Interest                                                         94,319
                                                     ------------------
    TOTAL INCOME                                             21,601,740
                                                     ------------------
EXPENSES
Distribution fee (Class A shares)                               349,855
Distribution fee (Class B shares)                             5,430,079
Distribution fee (Class C shares)                               759,795
Transfer agent fees and expenses                              1,330,403
Investment advisory fee                                       1,297,571
Administration fee                                              470,234
Custodian fees                                                   96,125
Professional fees                                                75,888
Shareholder reports and notices                                  75,672
Registration fees                                                17,199
Trustees' fees and expenses                                      10,902
Other                                                           160,186
                                                     ------------------
    TOTAL EXPENSES                                           10,073,909
Less: amounts waived/reimbursed                                 (37,578)
                                                     ------------------
    NET EXPENSES                                             10,036,331
                                                     ------------------
    NET INVESTMENT INCOME                                    11,565,409
                                                     ------------------
NET REALIZED AND UNREALIZED GAIN:
NET REALIZED GAIN ON:
Investments                                                  32,025,535
Futures contracts                                             1,105,537
                                                     ------------------
    NET REALIZED GAIN                                        33,131,072
                                                     ------------------
NET CHANGE IN UNREALIZED
APPRECIATION/DEPRECIATION ON:
Investments                                                 115,064,353
Futures contracts                                               434,588
                                                     ------------------
    NET APPRECIATION                                        115,498,941
                                                     ------------------
    NET GAIN                                                148,630,013
                                                     ------------------
NET INCREASE                                         $      160,195,422
                                                     ==================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                                FOR THE SIX        FOR THE YEAR
                                                                                MONTHS ENDED           ENDED
                                                                             FEBRUARY 28, 2005    AUGUST 31, 2004
                                                                             -----------------    ---------------
                                                                                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                        $      11,565,409    $     8,983,573
Net realized gain (loss)                                                            33,131,072        (30,189,179)
Net change in unrealized appreciation                                              115,498,941        197,028,655
                                                                             -----------------    ---------------

    NET INCREASE                                                                   160,195,422        175,823,049
                                                                             -----------------    ---------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                                      (4,386,735)        (2,527,310)
Class B shares                                                                      (6,352,859)        (2,842,053)
Class C shares                                                                      (1,072,102)          (512,905)
Class D shares                                                                      (3,188,310)        (2,217,884)
                                                                             -----------------    ---------------

    TOTAL DIVIDENDS                                                                (15,000,006)        (8,100,152)
                                                                             -----------------    ---------------

Net decrease from transactions in shares of beneficial interest                   (178,902,164)      (122,306,210)
                                                                             -----------------    ---------------

    NET INCREASE (DECREASE)                                                        (33,706,748)        45,416,687

NET ASSETS:
Beginning of period                                                              1,780,090,933      1,734,674,246
                                                                             -----------------    ---------------

END OF PERIOD
(Including accumulated undistributed net investment income of $4,647,701
and $8,082,298, respectively)                                                $   1,746,384,185    $  1,780,090,933
                                                                             =================    ================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS - FEBRUARY 28, 2005 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley S&P 500 Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide investment results that, before expenses, correspond to the total return of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Fund was organized as a Massachusetts business trust on June 18, 1997 and commenced operations on September 26, 1997.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS

Effective November 1, 2004, pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.12% to the net assets of the Fund determined as of the close of each business day.

Effective November 1, 2004, pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's net assets.

Prior to November 1, 2004, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee accrued daily and payable monthly, by applying the annual rate of 0.20% to the net assets of the Fund determined as of the close of each business day.

The Investment Adviser has agreed to assume all operating expenses (except for distribution fees) and to waive the compensation provided for in its Investment Advisory Agreement to the extent that such expenses and compensation on an annualized basis exceed 0.40% of the daily net assets of the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $37,629,081 at February 28, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended February 28, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.22% and 0.88%, respectively.

The Distributor has informed the Fund that for the six months ended February 28, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $1,079, $1,136,749 and $15,774, respectively and received $78,501 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 2005 aggregated $23,465,714 and $214,479,425, respectively. Included in the aforementioned are sales of common stock of Morgan Stanley, an affiliate of the Investment Adviser, Administrator and Distributor, of $1,093,302, as well as a realized gain of $469,348.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the S&P 500 Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 Index.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                               FOR THE SIX                        FOR THE YEAR
                                              MONTHS ENDED                           ENDED
                                            FEBRUARY 28, 2005                     AUGUST 31, 2004
                                    --------------------------------    --------------------------------
                                               (UNAUDITED)
                                        SHARES            AMOUNT            SHARES            AMOUNT
                                    --------------    --------------    --------------    --------------
CLASS A SHARES
Sold                                     3,137,109    $   39,646,311        11,255,434    $  134,194,035
Reinvestment of dividends                  328,035         4,280,860           206,673         2,449,074
Redeemed                                (3,852,840)      (48,789,341)       (7,675,856)      (92,058,323)
                                    --------------    --------------    --------------    --------------
Net increase (decrease) -- Class A        (387,696)       (4,862,170)        3,786,251        44,584,786
                                    --------------    --------------    --------------    --------------
CLASS B SHARES
Sold                                     2,560,638        31,424,675        12,211,344       140,102,363
Reinvestment of dividends                  447,897         5,679,334           221,123         2,545,116
Redeemed                               (14,535,220)     (177,865,172)      (26,528,825)     (305,904,240)
                                    --------------    --------------    --------------    --------------
Net decrease -- Class B                (11,526,685)     (140,761,163)      (14,096,358)     (163,256,761)
                                    --------------    --------------    --------------    --------------
CLASS C SHARES
Sold                                       766,945         9,379,635         3,418,503        39,361,945
Reinvestment of dividends                   78,995         1,000,865            41,702           479,992
Redeemed                                (2,234,692)      (27,250,129)       (3,742,890)      (43,289,520)
                                    --------------    --------------    --------------    --------------
Net decrease -- Class C                 (1,388,752)      (16,869,629)         (282,685)       (3,447,583)
                                    --------------    --------------    --------------    --------------
CLASS D SHARES
Sold                                     1,651,349        20,997,262         4,739,786        56,679,623
Reinvestment of dividends                  190,144         2,500,397           144,815         1,729,093
Redeemed                                (3,110,963)      (39,906,861)       (4,866,322)      (58,595,368)
                                    --------------    --------------    --------------    --------------
Net increase (decrease) -- Class D      (1,269,470)      (16,409,202)           18,279          (186,652)
                                    --------------    --------------    --------------    --------------
Net decrease in Fund                   (14,572,603)   $ (178,902,164)      (10,574,513)   $ (122,306,210)
                                    ==============    ==============    ==============    ==============

7. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of August 31, 2004, the Fund had a net capital loss caryforward of $278,205,062 of which $687,345 will expire on August 31, 2006, $1,110,663 will expire on August 31, 2007, $14,522,885 will expire on August 31, 2008, $14,524,329 will expire on August 31, 2009, $66,339,275 will expire on August 31, 2010, $156,244,657 will expire on August 31, 2011 and $24,775,908 will expire on August 31, 2012 to offset future capital gains to the extent provided by regulations.

The Fund obtained a net capital loss carryforward of $16,493,580 from prior year fund acquisitions. Utilization of this carryforward is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations, reducing the total carryforward available.

As of August 31, 2004, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to rise on the first business day of the Fund's next taxable year), capital loss deferrals on wash sales and mark-to-market of open futures contracts.

8. LEGAL MATTERS

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 10, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY S&P 500 INDEX FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                FOR THE SIX                       FOR THE YEAR ENDED AUGUST 31,
                                                MONTH ENDED       -------------------------------------------------------------
                                             FEBRUARY 28, 2005       2004         2003         2002         2001         2000
                                             -----------------    ---------    ---------    ---------    ---------    ---------
                                                (UNAUDITED)
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period           $      12.03       $   10.97    $    9.91    $   12.17    $   16.20    $   14.05
                                               ------------       ---------    ---------    ---------    ---------    ---------
Income (loss) from investment operations:
  Net investment income++                              0.11            0.12         0.11         0.08         0.08         0.08
  Net realized and unrealized gain (loss)              1.05            1.05         1.01        (2.34)       (4.11)        2.10
                                               ------------       ---------    ---------    ---------    ---------    ---------
Total income (loss) from investment
 operations                                            1.16            1.17         1.12        (2.26)       (4.03)        2.18
                                               ------------       ---------    ---------    ---------    ---------    ---------
Less dividends and distributions from:
  Net investment income                               (0.18)          (0.11)       (0.06)           -            -            -
  Net realized gain                                       -               -            -            -            -        (0.03)
                                               ------------       ---------    ---------    ---------    ---------    ---------
Total dividends and distributions                     (0.18)          (0.11)       (0.06)           -            -        (0.03)
                                               ------------       ---------    ---------    ---------    ---------    ---------
Net asset value, end of period                 $      13.01       $   12.03    $   10.97    $    9.91    $   12.17    $   16.20
                                               ============       =========    =========    =========    =========    =========
TOTAL RETURN+                                          9.62%(3)       10.70%       11.36%      (18.57)%     (24.83)%      15.49%

RATIOS TO AVERAGE NET ASSETS(1)(2):
Expenses                                               0.62%(4)        0.69%        0.70%        0.73%        0.69%        0.75%
Net investment income                                  1.82%(4)        1.04%        1.11%        0.73%        0.59%        0.49%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions         $        321       $     301    $     233    $     161    $     159    $     183
Portfolio turnover rate                                   1%(3)           2%           2%          12%           4%           5%

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                        EXPENSE     NET INVESTMENT
              PERIOD ENDED:              RATIO       INCOME RATIO
            -----------------           -------     --------------
            FEBRUARY 28, 2005            0.62%           1.82%
            AUGUST 31, 2004              0.77%           0.96%
            AUGUST 31, 2003              0.82%           0.99%
            AUGUST 31, 2002              0.80%           0.66%
            AUGUST 31, 2001              0.72%           0.56%
            AUGUST 31, 2000              0.76%           0.48%

(2) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(3)  NOT ANNUALIZED.
(4)  ANNUALIZED.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                FOR THE SIX                       FOR THE YEAR ENDED AUGUST 31,
                                                MONTH ENDED       -------------------------------------------------------------
                                             FEBRUARY 28, 2005       2004         2003         2002         2001         2000
                                             -----------------    ---------    ---------    ---------    ---------    ---------
                                                (UNAUDITED)
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period           $      11.62       $   10.60    $    9.60    $   11.88    $   15.94    $   13.93
                                               ------------       ---------    ---------    ---------    ---------    ---------
Income (loss) from investment operations:
  Net investment income (loss)++                       0.06            0.03         0.03        (0.01)       (0.03)       (0.04)
  Net realized and unrealized gain (loss)              1.01            1.02         0.97        (2.27)       (4.03)        2.08
                                               ------------       ---------    ---------    ---------    ---------    ---------
Total income (loss) from investment
 operations                                            1.07            1.05         1.00        (2.28)       (4.06)        2.04
                                               ------------       ---------    ---------    ---------    ---------    ---------
Less dividends and distributions from:
  Net investment income                               (0.07)          (0.03)           -            -            -            -
  Net realized gain                                       -               -            -            -            -        (0.03)
                                               ------------       ---------    ---------    ---------    ---------    ---------
Total dividends and distributions                     (0.07)          (0.03)           -            -            -        (0.03)
                                               ------------       ---------    ---------    ---------    ---------    ---------
Net asset value, end of period                 $      12.62       $   11.62    $   10.60    $    9.60    $   11.88    $   15.94
                                               ============       =========    =========    =========    =========    =========
TOTAL RETURN+                                          9.23%(3)        9.88%       10.42%      (19.19)%     (25.47)%      14.69%

RATIOS TO AVERAGE NET ASSETS(1)(2):
Expenses                                               1.40%(4)        1.46%        1.50%        1.50%        1.50%        1.50%
Net investment income (loss)                           1.04%(4)        0.27%        0.31%       (0.04)%      (0.22)%      (0.26)%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions         $      1,058       $   1,108    $   1,160    $   1,169    $   1,544    $   2,036
Portfolio turnover rate                                   1%(3)           2%           2%          12%           4%           5%

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME
     (LOSS) RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                        EXPENSE      NET INVESTMENT
              PERIOD ENDED:              RATIO    INCOME (LOSS) RATIO
            -----------------           -------   -------------------
            FEBRUARY 28, 2005            1.40%           1.04%
            AUGUST 31, 2004              1.53%           0.20%
            AUGUST 31, 2003              1.62%           0.19%
            AUGUST 31, 2002              1.57%          (0.11)%
            AUGUST 31, 2001              1.53%          (0.25)%
            AUGUST 31, 2000              1.51%          (0.27)%

(2) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(3)  NOT ANNUALIZED.
(4)  ANNUALIZED.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                FOR THE SIX                       FOR THE YEAR ENDED AUGUST 31,
                                                MONTH ENDED       -------------------------------------------------------------
                                             FEBRUARY 28, 2005       2004         2003         2002         2001         2000
                                             -----------------    ---------    ---------    ---------    ---------    ---------
                                                (UNAUDITED)
CLASS C SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period           $      11.61       $   10.60    $    9.60    $   11.88    $   15.94    $   13.93
                                               ------------       ---------    ---------    ---------    ---------    ---------
Income (loss) from investment operations:
  Net investment income (loss)++                       0.07            0.03         0.03         0.00        (0.03)       (0.04)
  Net realized and unrealized gain (loss)              1.02            1.01         0.97        (2.28)       (4.03)        2.08
                                               ------------       ---------    ---------    ---------    ---------    ---------
Total income (loss) from investment
 operations                                            1.09            1.04         1.00        (2.28)       (4.06)        2.04
                                               ------------       ---------    ---------    ---------    ---------    ---------
Less dividends and distributions from:
  Net investment income                               (0.08)          (0.03)           -            -            -            -
  Net realized gain                                       -               -            -            -            -        (0.03)
                                               ------------       ---------    ---------    ---------    ---------    ---------
Total dividends and distributions                     (0.08)          (0.03)           -            -            -        (0.03)
                                               ------------       ---------    ---------    ---------    ---------    ---------
Net asset value, end of period                 $      12.62       $   11.61    $   10.60    $    9.60    $   11.88    $   15.94
                                               ============       =========    =========    =========    =========    =========
TOTAL RETURN+                                          9.27%(3)        9.85%       10.42%      (19.19)%     (25.47)%      14.69%

RATIOS TO AVERAGE NET ASSETS(1)(2):
Expenses                                               1.28%(4)        1.46%        1.49%        1.49%        1.50%        1.50%
Net investment income (loss)                           1.16%(4)        0.27%        0.32%       (0.03)%      (0.22)%      (0.26)%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions         $        170       $     173    $     161    $     147    $     169    $     211
Portfolio turnover rate                                   1%(3)           2%           2%          12%           4%           5%

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME
     (LOSS) RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                        EXPENSE     NET INVESTMENT
              PERIOD ENDED:              RATIO    INCOME (LOSS) RATIO
            -----------------           -------   -------------------
            FEBRUARY 28, 2005            1.28%           1.16%
            AUGUST 31, 2004              1.53%           0.20%
            AUGUST 31, 2003              1.61%           0.20%
            AUGUST 31, 2002              1.56%          (0.10)%
            AUGUST 31, 2001              1.53%          (0.25)%
            AUGUST 31, 2000              1.51%          (0.27)%

(2) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(3)  NOT ANNUALIZED.
(4)  ANNUALIZED.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                FOR THE SIX                       FOR THE YEAR ENDED AUGUST 31,
                                                MONTH ENDED       -------------------------------------------------------------
                                             FEBRUARY 28, 2005       2004         2003         2002         2001         2000
                                             -----------------    ---------    ---------    ---------    ---------    ---------
                                                (UNAUDITED)
CLASS D SHARES
Selected Per Share Data:
Net asset value, beginning of period           $      12.14       $   11.06    $   10.00    $   12.26    $   16.28    $   14.09
                                               ------------       ---------    ---------    ---------    ---------    ---------
Income (loss) from investment operations:
  Net investment income++                              0.13            0.15         0.13         0.11         0.11         0.11
  Net realized and unrealized gain (loss)              1.06            1.06         1.02        (2.37)       (4.13)        2.11
                                               ------------       ---------    ---------    ---------    ---------    ---------
Total income (loss) from investment
 operations                                            1.19            1.21         1.15        (2.26)       (4.02)        2.22
                                               ------------       ---------    ---------    ---------    ---------    ---------
Less dividends and distributions from:
  Net investment income                               (0.21)          (0.13)       (0.09)           -            -            -
  Net realized gain                                       -               -            -            -            -        (0.03)
                                               ------------       ---------    ---------    ---------    ---------    ---------
Total dividends and distributions                     (0.21)          (0.13)       (0.09)           -            -        (0.03)
                                               ------------       ---------    ---------    ---------    ---------    ---------
Net asset value, end of period                 $      13.12       $   12.14    $   11.06    $   10.00    $   12.26    $   16.28
                                               ============       =========    =========    =========    =========    =========
TOTAL RETURN+                                          9.76%(3)       10.97%       11.59%      (18.43)%     (24.69)%      15.81%

RATIOS TO AVERAGE NET ASSETS(1)(2):
Expenses                                               0.40%(4)        0.46%        0.50%        0.50%        0.50%        0.50%
Net investment income                                  2.04%(4)        1.27%        1.31%        0.96%        0.78%        0.74%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions         $        197       $     198    $     180    $     136    $     118    $      92
Portfolio turnover rate                                   1%(3)           2%           2%          12%           4%           5%

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                        EXPENSE     NET INVESTMENT
              PERIOD ENDED:              RATIO       INCOME RATIO
            -----------------           -------     --------------
            FEBRUARY 28, 2005            0.40%           2.04%
            AUGUST 31, 2004              0.53%           1.20%
            AUGUST 31, 2003              0.62%           1.19%
            AUGUST 31, 2002              0.57%           0.89%
            AUGUST 31, 2001              0.53%           0.75%
            AUGUST 31, 2000              0.51%           0.73%

(2) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(3)  NOT ANNUALIZED.
(4)  ANNUALIZED.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

36007RPT-RA05-00302P-Y02/05

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS

                                                                  MORGAN STANLEY
                                                                         S&P 500
                                                                      INDEX FUND

                                                               SEMIANNUAL REPORT
                                                               FEBRUARY 28, 2005


[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley S&P 500 Index Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 19, 2005